As filed with the Securities and Exchange Commission on May 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21079

Hatteras Alternative Mutual Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (unaudited)

		Fair
	Shares	Value
Underlying Funds Trust - 98.8%
Event Drivena,b	8,133,201	$83,767,903
Long/Short Equitya,b	20,034,889	144,431,514
Managed Futures Strategiesa,b	6,515,293	63,063,383
Market Neutrala,b	4,108,736	34,188,792
Relative Value - Long/Short Debta,b	10,955,698	100,945,804
Total Underlying Funds Trust (Cost $372,180,118)		$426,397,396
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio, 0.11%c	1,045,379	1,045,379
Total Money Market Funds (Cost $1,045,379)		1,045,379
Total Investments (Cost $373,225,497) - 99.0%		427,442,775
Other Assets in Excess of Liabilities - 1.0%		4,106,596
Total Net Assets - 100.0%		$431,549,371

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer.
c - Rate shown is the seven day yield as of March 31, 2013.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (unaudited)

	Shares	Fair Value
Underlying Funds Trust - 96.8%
Long/Short Equitya,b	3,193,936	$23,025,087
Total Underlying Funds Trust
(Cost $20,928,800)		$23,025,087
Money Market Funds - 2.7%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio, 0.11%c	647,816	647,816
Total Money Market Funds (Cost $647,816)		647,816
Total Investments (Cost $21,576,616) - 99.5%		23,672,903
Other Assets in Excess of Liabilities - 0.5%		105,167
TOTAL NET ASSETS - 100.0%		$23,778,070

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer.
c - Rate shown is the seven day yield as of March 31, 2013.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT DEBT FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (unaudited)

		Fair
	Shares	Value
Underlying Funds Trust - 99.2%
Relative Value - Long Short Debta,b	3,002,889	$27,668,620
Total Underlying Funds Trust
(Cost $26,652,642)		$27,668,620
Money Market Funds - 0.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio, 0.11%c	956	956
Total Money Market Funds (Cost $956)		956
Total Investments (Cost $26,653,598) - 99.2%		27,669,576
Other Assets in Excess of Liabilities - 0.8%		214,701
TOTAL NET ASSETS - 100.0%		$27,884,277

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer.
c - Rate shown is the seven day yield as of March 31, 2013.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (unaudited)

		Fair
	Shares	Value
Underlying Funds Trust - 98.7%
Managed Futures Strategiesa,b	74,973	$725,683
Total Underlying Funds Trust
(Cost $745,735)		$725,683
Money Market Funds - 1.3%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio, 0.11%c	9,841	9,841
Total Money Market Funds (Cost $9,841)		9,841
Total Investments (Cost $755,576) - 100.0%		735,524
Liabilities in Excess of Other Assets - (0.0%)		(349)
Total Net Assets - 100.0%		$735,175

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer.
c - Rate shown is the seven day yield as of March 31, 2013.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (unaudited)

	Shares	Fair Value
Underlying Funds Trust - 99.6%
Event Drivena,b	3,437,902	$35,408,673
Long/Short Equitya,b	9,279,911	66,898,877
Market Neutrala,b	4,046,426	33,670,307
Relative Value - Long/Short Debta,b	5,707,667	52,590,443
Total Underlying Funds Trust (Cost $181,126,044)		$188,568,300
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio, 0.11%c	346,028	346,028
Total Money Market Funds (Cost $346,028)		346,028
Total Investments (Cost $181,472,072) - 99.8%		188,914,328
Other Assets in Excess of Liabilities - 0.2%		354,180
TOTAL NET ASSETS - 100.0%		$189,268,508

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer.
c - Rate shown is the seven day yield as of March 31, 2013.

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
March 31, 2013 (Unaudited)

1. Security Valuation

The Hatteras Alpha Hedged Strategies Fund, the Hatteras Long/Short Equity Fund, the Hatteras Long/Short Debt Fund, the Hatteras Managed Futures Strategies Fund, and the Hatteras Hedged Strategies Fund (collectively, the “Funds”) investments in the series of the Underlying Funds Trust (“the UFT Portfolios”) are valued based on the daily net asset values of each of the UFT Portfolios. These and other investment companies held by the Portfolios net asset values are computed from the valuation of the underlying investments in those investment companies.

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to year-end related to subsequent valuation information obtained. Therefore, the net assets reflected in these financial statements may differ from the reported NAV’s of the Portfolios as of March 31, 2013.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Quoted prices in active markets for identical securities.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2013:

Alpha	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$426,397,396	$—	$426,397,396
Money Market Funds	1,045,379	—	—	1,045,379
Total Investments in Securities	$1,045,379	$426,397,396	$—	$427,442,775
Long/Short Equity	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$23,025,087	$—	$23,025,087
Money Market Funds	647,816	—	—	647,816
Total Investments in Securities	$647,816	$23,025,087	$—	$23,672,903
Long/Short Debt	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$27,668,620	$—	$27,668,620
Money Market Funds	956	—	—	956
Total Investments in Securities	$956	$27,668,620	$—	$27,669,576
Managed Futures Strategies	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$725,683	$—	$725,683
Money Market Funds	9,841	—	—	9,841
Total Investments in Securities	$9,841	$725,683	$—	$735,175
Hedged	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$188,568,300	$—	$188,568,300
Money Market Funds	346,028	—	—	346,028
Total Investments in Securities	$346,028	$188,568,300	$—	$188,914,328

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Funds’ investments in shares of the UFT Portfolios, and money market funds. The investments and other financial instruments held by the UFT Portfolios have separate level categorizations which can be found in their financial statements.

2. Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2013 were as follows:

	Alpha	Long/Short Equity	Long/Short Debt	Managed Futures	Hatteras Hedged Strategies

Cost of Investments	$376,160,533	$21,576,616	$26,653,598	$755,576	$181,548,078
Gross tax unrealized appreciation	52,689,375	2,096,318	1,016,759	-	7,775,543
Gross tax unrealized depreciation	(1,407,133)	(31)	(781)	(20,052)	(407,293)
Net tax unrealized appreciation (depreciation)	$51,282,242	$2,096,287	$1,015,978	$(20,052)	$7,368,250

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
March 31, 2013 (Unaudited)

3. Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act,  if any of the Portfolios own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Fund.  During the quarter ended March 31, 2013, the Funds owned the following positions in such companies for investment purposes only:

Alpha:
Issuer Name	Share Balance at December 31, 2012	Purchases	Sales	Share Balance at March 31, 2013	Value at March 31, 2013	2013 Realized Gains (Losses)	2013 Change in Unrealized Gains (Losses)
Event Driven	6,285,207	3,041,146	(1,193,152)	8,133,201	$83,767,903	$323,212	$6,162,915
Long/Short Equity	20,948,089	1,668,699	(2,581,899)	20,034,889	144,431,514	340,866	7,834,910
Managed Futures Strategies	6,974,772	448,883	(908,362)	6,515,293	63,063,383	(56,766)	(1,665,555)
Market Neutral	7,083,536	152,854	(3,127,654)	4,108,736	34,188,792	366,576	(1,402,542)
Relative Value – Long/Short Debt	13,373,366	327,811	(2,745,479)	10,955,698	100,945,804	846,180	1,282,901

Long/Short Equity:
Issuer Name	Share Balance at December 31, 2012	Purchases	Sales	Share Balance at March 31, 2013	Value at March 31, 2013	2013 Realized Gains (Losses)	2013 Change in Unrealized Gains (Losses)
Long/Short Equity	3,588,311	571,011	(965,386)	3,193,936	$23,025,087	$177,705	$1,171,803

Long/Short Debt:
Issuer Name	Share Balance at December 31, 2012	Purchases	Sales	Share Balance at March 31, 2013	Value at March 31, 2013	2013 Realized Gains (Losses)	2013 Change in Unrealized Gains (Losses)
Relative Value – Long/Short Debt	1,755,346	1,537,240	(289,697)	3,002,889	$27,668,620	$4,189	$345,068

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
March 31, 2013 (Unaudited)

Managed Futures:
Issuer Name	Share Balance at December 31, 2012	Purchases	Sales	Share Balance at March 31, 2013	Value at March 31, 2013	2013 Realized Gains (Losses)		2013 Change in Unrealized Gains (Losses)
Managed Futures Strategies	76,817	1,802	(3,646)	74,973	$725,683	$(651	)$	(19,638)

Hedged:
Issuer Name	Share Balance at December 31, 2012	Purchases	Sales	Share Balance at March 31, 2013	Value at March 31, 2013	2013 Realized Gains (Losses)	2013 Change in Unrealized Gains (Losses)
Event Driven	1,635,484	1,802,453	(35)	3,437,902	$35,408,673	$1	$2,003,003
Long/Short Equity	6,816,884	2,463,195	(168)	9,279,911	66,898,877	(6)	3,025,427
Market Neutral	3,906,046	968,558	(828,178)	4,046,426	33,670,307	(82,502)	(659,765)
Relative Value – Long/Short Debt	4,852,728	1,290,969	(436,030)	5,707,667	52,590,443	31,093	823,749

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hatteras Alternative Mutual Funds Trust

By /s/ David B. Perkins
      David B. Perkins, Chief Executive Officer

Date  May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David B. Perkins
     David B. Perkins, Chief Executive Officer

Date  May 24, 2013

By  /s/ Lance Baker
       Lance Baker, Treasurer and Chief Financial Officer

Date  May 24, 2013